FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	May 02, 2013	Sep. 30, 2008
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Interest	$ 511	$ 591
Amortization of debt issue costs	5	17
Amortization of discount	1	2
Accretion	67	50
Loss on debt extinguishment	127	129
Finance income	(14)	(13)
Total	691	775
Interest paid, classified as financing activities	$ 425	$ 513
4.1% Notes Due 2023
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)	4.10%
6.95% Notes Due 2019
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)	6.95%
2.5 Percent Notes Due 2018
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)		2.50%	2.50%
4.4 Percent Notes Due 2021
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)		4.40%
4.95 Percent Notes Due 2020
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)		4.95%
6.8 Percent Notes Due 2019
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)		6.80%		6.80%
6.95 Percent Notes Due 2020
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)		6.95%
Interest rate hedges
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Gain on interest rate hedges	$ (6)	$ (1)